INCOME TAXES - Schedule Of Components Of Income Taxes In Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Revaluation of property, plant and equipment	$ 623	$ 1,302
Financial contracts and power sale agreements	6	26
Income tax relating to marketable securities measured at fair value through other comprehensive income	88	10
Foreign currency translation	(8)	69
Revaluation of pension obligation	(6)	7
Total deferred tax in other comprehensive income	$ 703	$ 1,414